Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disclosure of receivables from contracts with customers [Table Text Block]
December 31, 2018
$
Balance, beginning of year	1,249
Revenue recognized	161,918
Payments collected	(156,880)
Derecognized on closing of JV Transaction	(6,287)
Balance, end of year	-